Condensed Consolidated Interim Statement of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Profit or loss [abstract]
Net loss	$ (71,549)	$ (20,328)	$ (195,645)	$ (190,361)
Items that may be reclassified to profit and loss
Currency translation differences	(140)	151	(84)	(64)
Total items that may be reclassified to profit and loss	(140)	151	(84)	(64)
Other comprehensive (loss) income for the period	(140)	151	(84)	(64)
Total comprehensive loss for the period	(71,689)	(20,177)	(195,729)	(190,425)
Total comprehensive loss attributable to:
Owners of the parent	$ (71,689)	$ (20,177)	$ (195,729)	$ (190,425)